Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND
Entity Central Index Key	0001584433
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class T
Prospectus:
Trading Symbol	TDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-T
Prospectus:
Trading Symbol	TWDGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class F-3
Prospectus:
Trading Symbol	FDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-5E
Prospectus:
Trading Symbol	RDWHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-2E
Prospectus:
Trading Symbol	RDEGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-E
Prospectus:
Trading Symbol	CDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-C
Prospectus:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-A
Prospectus:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class F-2
Prospectus:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class F-1
Prospectus:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class C
Prospectus:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-6
Prospectus:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-5
Prospectus:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-4
Prospectus:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-3
Prospectus:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-2
Prospectus:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-1
Prospectus:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-F-1
Prospectus:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class A
Prospectus:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-F-2
Prospectus:
Trading Symbol	FWDDX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-F-3
Prospectus:
Trading Symbol	FWDGX